FORTRESS INVESTMENT TRUST II

Financial Statements for the Period from July 2, 2002
(Commencement of Operations) through December 31, 2002
And Report of Independent Auditors

FORTRESS INVESTMENT TRUST II

TABLE OF CONTENTS

                                                                                            PAGE
REPORT OF INDEPENDENT AUDITORS                                                                 1

FINANCIAL STATEMENTS:

  Statement of Assets and Liabilities as of December 31, 2002                                  2

  Schedule of Investments as of December 31, 2002                                              3

  Statement of Operations and Financial Highlights for the period from July 2, 2002
  (commencement of operations) through December 31, 2002                                       4

  Statement of Cash Flows for the period from July 2, 2002 (commencement of operations)
  through December 31, 2002                                                                    5

  Statement of Changes in Net Assets for the period from July 2, 2002
  (commencement of operations) through December 31, 2002                                       6

  Notes to Financial Statements                                                                7

                         REPORT OF INDEPENDENT AUDITORS


To the Members and Trustees of
Fortress Investment Trust II

We have audited the accompanying statement of assets and liabilities of Fortress Investment Trust II (the "Company"), including the schedule of investments, as of December 31, 2002, and the related statements of operations, cash flows, changes in net assets and financial highlights for the period from July 2, 2002 (Commencement of Operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Investment Trust II at December 31, 2002, the results of its operations, its cash flows, its changes in net assets and financial highlights for the period from July 2, 2002 (Commencement of Operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States.


                                              /s/ Ernst & Young LLP



February 28, 2003
New York, NY

FORTRESS INVESTMENT TRUST II

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)


                                                                           December 31, 2002
                                                                           -----------------
ASSETS

     Investments in controlled affiliates, at fair value (cost $200,940)        $ 195,758
     Cash and cash equivalents                                                      8,171
     Dividends receivable from controlled affiliates                                3,268
     Other assets                                                                   2,391
                                                                                ---------
                                                                                  209,588
                                                                                ---------
LIABILITIES
     Credit facility                                                              140,907
     Interest payable                                                                 262
                                                                                ---------
                                                                                  141,169
                                                                                ---------

                                                                                ---------
     Preferred equity                                                                 271
                                                                                ---------

Commitments and contingencies                                                          --
NET ASSETS                                                                      $  68,148
                                                                                =========

NET ASSETS CONSISTS OF:
     Capital paid in                                                            $  67,234
     Capital distributed                                                               --
     Undistributed net investment income                                            6,096
     Undistributed net realized capital gains                                          --
     Accumulated equity in loss at operating subsidiary                            (5,182)
                                                                                ---------
                                                                                $  68,148
                                                                                =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

                                       % OF CONTROLLED        PURCHASE/             COST (c)
CONTROLLED AFFILIATE (a)               AFFILIATE OWNED       FUNDING DATE            (000s)
------------------------               ---------------       ------------         ------------
RESG Acquisition LLC                            89.70%         8/30/2002          $     39,631

IVY TWR LLC                                       100%         9/13/2002                90,939


FIT HUD Acquisition LLC                           100%         9/12/2002                25,300


PRT PSA LLC                                       100%         10/1/2002                 1,852

FIT CFN Holdings LLC                              100%         12/27/2002               30,011


FIT Pinn BL LLC                                   100%         12/16/2002                8,113
                                                                                  ------------
                                                                                       195,846
Fortress Capital Finance II                                    Throughout
LLC                                               100%           period                  5,094
                                                                                  ------------
                                                  Total Investments (b)           $    200,940
                                                                                  ============

                                                                               NUMBER OF          DIVIDENDS,
                                                                                SHARES /          INTEREST &       CARRYING
                                                                               PRINCIPAL       REALIZED GAINS     FAIR VALUE
NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE         AMOUNT (000s)          (000s)          (000s)
--------------------------------------------------------------------         -------------     --------------     ----------
RESG MIDL Corp. Common Stock                                                            1          $    4,327      $   39,631

SBAC Communications 10.25% Senior Notes due February 2009                      $  115,500               3,026          62,795

SBAC Communications 12% Senior Discount Notes due March 2008                   $   61,500                              28,144

Portfolio of non-performing mortgage loans secured by assisted                 $   58,614                  --          23,531
living facilities and originated by the US Department of Housing and Urban Development; interest rates ranging from 6.9% to 11.0%;
maturities ranging from 2029 to 2041


Assisted living facility                                                               --                               1,769

Prime Retail Inc. 10.5% Cumulative Series A Preferred Stock                           230                  --           1,852

Conseco Finance Corp. debtor-in-possession term loan; LIBOR plus
7%, but no less than 10%; maturing no later than 3/17/03                       $   10,000                  46           8,011

Conseco Finance Corp. debtor-in-possession revolving loan ;
LIBOR plus 7%, but no less than 10%; maturing no later than 3/17/03            $   22,000                              22,000

Pinnacle Holdings Inc. Discounted Secured Notes; LIBOR plus
4.5%; due October 31, 2005                                                     $    8,867                 506           8,113
                                                                                                   ----------      ----------
                                                                                                        7,905         195,846

Operating subsidiary                                                                                                      (88)
                                                                                                   ----------      ----------
                                                                                                   $    7,905      $  195,758
                                                                                                   ==========      ==========

(a) An affiliated company is a company in which the Company has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable.

(b) The United States Federal income tax basis of the Company's investments at the end of the period was approximately $196.8 million and, accordingly, net unrealized depreciation for United States Federal income tax purposes was approximately $1.l million (gross unrealized appreciation of $1.3 million and gross unrealized depreciation of $2.4 million).

(c)   Net of returns of capital.

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                             Period from July 2, 2002
                                                           (Commencement of Operations)
                                                             Through December 31, 2002
                                                           ----------------------------
Investment income:

Revenues
    Dividends from controlled affiliates                              $ 4,327
    Interest income from controlled affiliates                          3,578
    Interest and other income                                             114
                                                                      -------
                                                                        8,019
                                                                      -------
Expenses
    Interest expense                                                    1,910
    Other expenses                                                         13
                                                                      -------
                                                                        1,923
                                                                      -------
Net investment income                                                   6,096
                                                                      -------
Net realized gain from controlled affiliates                               --
Net equity in loss of operating subsidiary                             (5,182)
                                                                      -------
Net increase in net assets resulting from operations                  $   914
                                                                      =======

FINANCIAL HIGHLIGHTS
Disclosure of certain ratios:
  Ratio of total expenses to average net assets                            17%*
  Ratio of net investment income to average net assets                   53.9%*
  Portfolio turnover rate                                                   0%*
  Total return                                                            8.9%

*     annualized

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                              Period from July 2, 2002
                                                                 (Commencement of
                                                                Operations) Through
                                                                 December 31, 2002
                                                              ------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                $     914
Adjustments to reconcile net increase in net assets
   resulting from operations to net cash provided by
   operating activities:
   Net equity in loss of operating subsidiary                           5,182
   Change in:
      Dividends receivable from controlled affiliates                  (3,268)
      Other assets                                                     (2,391)
      Interest payable                                                    262
                                                                    ---------
Net cash provided by operating activities                                 699
                                                                    ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Investments in affiliate investments                              (301,146)
   Capital distributions from affiliate investments                   100,206
                                                                    ---------
Net cash used in investing activities                                (200,940)
                                                                    ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Draws on credit facility                                           264,843
   Repayments of credit facility                                     (123,936)
   Issuance of preferred equity                                           271
   Capital contributions                                               67,234
   Capital distributions                                                   --
                                                                    ---------
Net cash provided by financing activities                             208,412
                                                                    ---------
NET INCREASE IN CASH AND CASH EQUIVALENTS                               8,171

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                             --
                                                                    ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                            $   8,171
                                                                    =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                    $   1,131
                                                                    =========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                  Period from July 2, 2002
                                                                      (Commencement of
                                                                     Operations) Through
                                                                      December 31, 2002
                                                                  ------------------------
Increase (decrease) in net assets resulting from operations
   Net investment income                                                  $  6,096
   Net equity in loss of operating subsidiary                               (5,182)
                                                                          --------

Net increase in net assets resulting from operations                           914

Capital contributions                                                       67,234
Capital distributions                                                           --
                                                                          --------
Net increase in net assets                                                  68,148

Net assets, beginning of period                                                 --
                                                                          --------

Net assets, end of period                                                 $ 68,148
                                                                          ========
Undistributed net investment income                                       $  6,096
                                                                          ========

See notes to financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1.    ORGANIZATION

      Fortress Investment Trust II LLC (together with its subsidiaries,"FIT II") was formed on July 3, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate-related debt and equity securities. The sole substantive investor in FIT II is Fortress Investment Fund II LLC ("Fund II").

      Fund II has total committed capital of $1,092.3 million (the "Capital Commitment"). Such commitments are available for all Fund II business, including new investments, over the three years ending on the third anniversary of the Fund II Final Closing, as defined. Subsequent to that date, committed capital is no longer available to fund new investments.

      The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by Fortress Investment Group LLC (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to each investor do not meet a 10% cumulative preferred return to the investors. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II's total committed capital.

      During the year ended December 31, 2002, Fund II issued membership interests (in connection with capital calls) to 34 unaffiliated investors and to an affiliate of the Manager for net proceeds of approximately $71.1 million. The Manager's affiliate invested a total of approximately $1.0 million in Fund II related to these issuances. Fund II subsequently invested substantially all of these amounts in FIT II, net of management and administrative fees paid to the Manager of $2.8 million (see Note 3).

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). As a RIC, FIT II reports its assets and liabilities at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled subsidiaries, except to the extent that such subsidiaries operate as investment companies. None of FIT II's subsidiaries operated as an investment company during the period. FIT II's operating subsidiary, Fortress Capital Finance LLC II ("FCF II"), is accounted for under the equity method and is included in Investments in Controlled Affiliates.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter primarily two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's loans and securities, if any, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks along with estimated collateral values, payment histories and other borrower information, as well as its knowledge of the companies in which it has made equity investments. FIT II may also invest in the securities of companies located outside of the United States. FIT II's international operations, if any, are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to significant tax risks. If FIT II were to fail to qualify as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

      SECURITY AND LOAN VALUATION - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees.

      Investments which are not publicly traded are carried at fair value. At acquisition, fair value approximates cost. Events that could change the reported amount include: further financing by the investee company, pending disposition by FIT II of its investment, obtaining an independent estimate of the value of its investment, significant changes in the financial position or operating results of the investee company, and sales in recent public or private transactions of the same or similar securities, among others.

      Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

      Due to the inherent uncertainty of valuations of investments without a public market, which constitutes substantially all investments, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

      FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

      DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded on the ex-dividend date. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

      During the year ended December 31, 2002, FIT II had estimated distributable taxable income of $7.4 million, although FIT II neither declared or paid any distributions to Fund II. However, a consent dividend in the amount of FIT II's estimated taxable income will be documented to maintain compliance with the Internal Revenue Code.

      SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Dividend income will be recognized on the ex-dividend date, and interest income is recognized on an accrual basis, as are fixed rate preferred dividends. Dividends and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

      CASH AND CASH EQUIVALENTS - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

      GUARANTEES - In 2002, FIT II adopted Financial Accounting Standards Board Interpretation No. 45 "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" which changes the accounting and disclosure requirements for guarantees. Most significantly, it requires the recognition of a liability (and expense) for the fair value of a guarantee at its inception. This provision only applies prospectively to guarantees issued or modified after December 31, 2002 and therefore has had no effect on FIT II in the current year. Since FIT II reports its assets and liabilities at fair value, the application of this provision is not expected to have a material affect on FIT II's financial position or results of operations.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

3.    MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

      The Manager is paid certain annual fees by Fund II in exchange for advising Fund II on various aspects of its business, formulating Fund II's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund II's day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on Fund II's behalf, including the costs of legal, accounting and other administrative activities.

      The management fee is calculated at an annual rate of 1.0% of Fund II's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreases to 0.75% of Invested Capital on the four year anniversary of the Final Closing and to 0.50% one year after that. Furthermore, the Manager will be paid an annual administrative fee on a graduated scale up to 0.5% of Fund II's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment.

      Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II has agreed to pay the Advisor an annual advisory fee (the "Advisory Fee") in an amount equal 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or daily NAV of its assets as of the first day of the semi-annual period for which the Advisory Fee is being paid. No Advisory Fee has accrued to date. The Advisory Fee shall be calculated and paid semi-annually in arrears. Any Advisory Fee paid by FIT II to the Advisor will offset the management fee payable by FIF II to the Manager on a dollar for dollar basis.

      During the period from June 24, 2002 (FIF II's commencement of operations) through December 31, 2002, the Manager earned $6.6 million of management and administrative fees, which include the $2.8 million of fees discussed in Note 1.

      The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund II Managing Member in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II the aggregate amount paid to the Fund II Managing Member as Incentive Return exceeds the amount actually due to the Fund II Managing Member (that is, amounts that should instead have been paid to Fund II's investors) after taking into account the aggregate return to investors, the excess is required to be returned by the Fund II Managing Member (that is "clawed back") to Fund II. No Incentive Return has been earned through December 31, 2002.

      Certain employees and affiliates of FIT II, Fund II and the Manager own $0.3 million of preferred equity in FIT II which is entitled to preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

4.    COMMITMENTS AND CONTINGENCIES

      FINANCING ARRANGEMENT. FIT II has entered into a $300 million revolving credit agreement (the "Credit Agreement"), secured by the Capital Commitment. The Credit Agreement matures in April 2005 and bears interest at LIBOR + 0.95% (approximately 2.40% at December 31, 2002). Approximately $140.9 million was outstanding on the Credit Agreement at December 31, 2002. During the period from July 2, 2002 (commencement of operations) through December 31, 2002, the average balance outstanding was $87.5 million and the average interest rate paid was 3.13%.

      In addition, FIT II has posted a letter of credit in the amount of approximately $6.2 million through the Credit Agreement to secure certain obligations of subsidiaries of RESG Acquisition LLC to the seller of the portfolio.

      GUARANTEE OF SUBSIDIARY'S OBLIGATION - In February 2003, FIT II unconditionally guaranteed the full and punctual payment and performance by FIT Pinn BL LLC for one-year under a repurchase agreement. At December 31, 2002, the loan investment held by FIT Pinn BL LLC, which is the subject of the repurchase agreement, was approximately $8.9 million. The net proceeds received by FIT Pinn BL LLC in February 2003 under the repurchase agreement were approximately $6 million.

5.    OPERATING SUBSIDIARY (UNAUDITED)

      FIT II's operating subsidiary, FCF II, had operating results as follows:

                                                  Period from July 2, 2002
                                                (Commencement of Operations)
                                                 Through December 31, 2002
                                                ----------------------------
             Revenues                                      $   280
             Expenses                                       (5,462)
                                                           -------
             Net Income                                    $(5,182)
                                                           =======
             Net Assets at December 31, 2002               $   (88)
                                                           =======

FIT II's proforma financial highlights, as if such FCF II revenues, expenses and net assets had been included in their calculation, are as follows (annualized, except for total return):

               Ratio of total expenses to                     65.3%
                  average net assets
               Ratio of net investment income                  8.1%
                  to average net assets
               Portfolio turnover rate                         0.0%
               Total Return                                    8.9%

FORTRESS INVESTMENT TRUST II

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

6.    SUBSEQUENT EVENT

      In January and February 2003, Fund II secured additional Capital Commitments in the amount of $157.7 million, making the aggregate Capital Commitment $1.25 billion.

FORTRESS INVESTMENT TRUST II
Directors' Information (Unaudited)





                                                                                                                           No. of
                                                                                                                         Portfolios
                                                                                                                          for which
Name (age)                          Principal Occupation During Past 5 yrs.     Other Directorships                         Board
Position (held since)                                                                                                       Member
Address                                                                                                                     Serves
------------------------------------------------------------------------------------------------------------------------------------
Wesley R. Edens (41)                -  Chief Executive Officer of Fortress      -  Chairman of the Board of Capstead     One (1)
                                       Investment Group LLC  (May 1998             Mortgage Corporation
Chairman of the Board (November        to present)                              -  Chairman of the Board of Newcastle
 1999)                                                                             Investment Corp.
                                    -  Managing Director of UBS Securities LLC
                                       (May 1997 - May 1998)

c/o Fortress                        -  Partner of BlackRock Financial
1251 Avenue of the Americas            Management, Inc. (October
NY, NY 10020                           1993 - May 1997)

------------------------------------------------------------------------------------------------------------------------------------
Carmen J. Gigliotti, CFA, CPA (47)  -  Managing Director of Private             -  ABRY Broadcast Partners II, III,      One (1)
                                       Markets at DuPont                           and IV
                                       Capital Management (1992 - present)      -  Soros Real Estate Investors
Member of the Board (May 2001)

c/o Fortress
1251 Avenue of the Americas
NY, NY 10020

------------------------------------------------------------------------------------------------------------------------------------
John C. Deterding (71)              -  Investment Consultant at Deterding       -  Atrium Companies of Amresco Capital   One (1)
                                       Associates (1995 - present)              -   Trust
Member of the Board (December                                                   -  US Restaurant Properties
 1999)                                                                          -  Urban Land Institute

c/o Fortress
1251 Avenue of the Americas
NY, NY 10020

------------------------------------------------------------------------------------------------------------------------------------
Robert H. Gidel (51)                -  Chief Executive Officer of Meridian      -  American Industrial Properties        One (1)
                                       Point Realty Trust VIII
                                       Co. (April 1997 - June 1998)             -  Developers Diversified Realty
Member of the Board (December
 1999)                              -  President, Chief Operating Officer
                                       of Paragon Group, Inc.
c/o Fortress                           (December 1995-April 1997)
1251 Avenue of the Americas
NY, NY 10020

FORTRESS INVESTMENT TRUST II
Directors' Information (Unaudited) (CONT'D)

Name (age)                         Principal Occupation During Past 5 yrs.      Other Directorships                     No. of
Position (held since)                                                                                                   Portfolios
Address                                                                                                                 for which
                                                                                                                        Board Member
                                                                                                                        Serves
-----------------------------------------------------------------------------------------------------------------------------------
Dennis Porterfield (66)                                                         -  Hackensack University Medical         One (1)
                                    -  Executive Vice President of Summit          Center
Member of the Board (December          Bancorp. (July 1994-July 1999)
 1999)

c/o Fortress
1251 Avenue of the Americas
NY, NY 10020

------------------------------------------------------------------------------------------------------------------------------------
John C. Sites, Jr. (50)             -  Partners of Daystar Partners, LLC         -  Covenant House                        One (1)
                                       and Rock Creek Partners II, Ltd           -  Crisis Magazine
                                       (November 1995-present)
Member of the Board (December                                                   -  The Walker Companies
 1999)                              -  Senior Managing Director, Executive Vice
                                       President and Board Member of Bear
c/o Fortress                           Stearns & Company (1981-June 1995)
1251 Avenue of the Americas
NY, NY 10020
------------------------------------------------------------------------------------------------------------------------------------

FORTRESS INVESTMENT TRUST II
Officers' Information (Unaudited)

Name (age)                         Principal Occupation During Past 5 yrs.
Position (held since)
Address
--------------------------------------------------------------------------------
Wesley R. Edens (41)                 -   Chief Executive Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Chief Executive Officer
(November 1999)                      -   Managing Director of UBS Securities LLC
                                         (May 1997 - May 1998)
c/o Fortress
1251 Avenue of the Americas          -   Partner of BlackRock Financial Management,
NY, NY 10020                             Inc. (October 1993 - May 1997)

--------------------------------------------------------------------------------
Robert I. Kauffman (39)              -   President of Fortress Investment Group LLC
                                         (May 1998 to present)
President (November 1999)
                                     -   Managing Director of UBS Securities LLC
c/o Fortress                             (May 1997 - May 1998)
1251 Avenue of the Americas
NY, NY 10020                         -   Principal of BlackRock Financial
                                         Management, Inc. (April 1994 - May 1997)
--------------------------------------------------------------------------------
Randal A. Nardone (47)               -   Chief Operating Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Vice President, Chief Operating
Officer and Secretary (November      -   Managing Director of UBS Securities LLC
1999)                                   (May 1997 - May 1998)

c/o Fortress                         -   Principal of BlackRock Financial
1251 Avenue of the Americas              Management, Inc. (June 1995 - May 1997)
NY, NY 10020

--------------------------------------------------------------------------------
Erik P. Nygaard (43)                 -   Chief Information Officer of Fortress
                                         Investment Group LLC (May 1998 to present)
Vice President and Chief
Information Officer (November        -   Managing Director of UBS Securities LLC
1999)                                    (May 1997 - May 1998)

c/o Fortress                         -   Principal of BlackRock Financial
1251 Avenue of the Americas              Management, Inc. (September 1994 - May 1997)
NY, NY 10020

FORTRESS INVESTMENT TRUST II
Officers' Information (Unaudited) (cont'd)





Name (age)                          Principal Occupation During Past 5 yrs.
Position (held since)
Address
---------------------------------------------------------------------------------------------
Jeffrey R. Rosenthal(51)            -     Chief Financial Officer of Fortress
                                          Investment Group LLC (June 2002 - present)
Chief Financial Officer
(June 2002)                         -     Executive Vice President and Chief
                                          Operating Officer of Starwood Capital Group
                                          (April 1997 - June 2002)

c/o Fortress                        -    Chief Financial Officer of
1251 Avenue of the Americas              Reyes Holdings
NY, NY 10020                             (February 1996-April 1997)

---------------------------------------------------------------------------------------------
                                         Vice President of Fortress Capital Finance LLC
Vice President and Assistant             (November 1999 - present)
Secretary (November 1999)          -     Vice President of Fortress Investment Group
                                         LLC (May 1998 - November 1999)
c/o Fortress
1301 Avenue of the Americas        -     Vice President of UBS Securities, LLC (May
NY, NY 10020                             1997 - May 1998)

                                   -     Vice President of BlackRock Financial
                                         Management, Inc. (October 1992 - May 1997)